Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Held to maturity securities at fair value	$ 107,921	$ 146,709
Loans held for sale at fair value	672,371	1,452,236
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	500,000,000	500,000,000
Common Stock, shares issued	122,626,315	120,987,955
Common Stock, shares outstanding	122,626,315	120,987,955
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	6,000	6,000
Preferred Stock, shares outstanding	6,000	6,000
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, liquidation preference, per share	$ 25,000	$ 25,000
Accumulated Other Comprehensive Income Loss Income Tax Expense (Benefit)	$ (32,224)	$ (53,193)